Common shares (Tables)	6 Months Ended
Jun. 30, 2019
Equity [Abstract]
Schedule of share capital
Share capital for the six months ended June 30, 2019 (Successor) and June 30, 2018 (Predecessor) was as follows:

	Issued and fully paid share capital $0.10 par value each		Issued and fully paid share capital $2.00 par value each		Treasury shares held by the Company - $2.00 par value each
	Shares	$ millions	Shares	$ millions	Shares	$ millions
At January 1, 2018, March 31, 2018 and June 30, 2018 (Predecessor)	—	—	508,763,020	1,017	(4,244,080)	(9)

At January 1, 2019, March 31, 2019 and June 30, 2019 (Successor)	100,000,000	10	—	—	—	—